Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2021	2020	2019
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100%	100%	100%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100%	100.00%	100.00%
America International Airports LLC (“AIA”) (1)	USA	U.S. dollars	Holding company	100%	100.00%	100.00%
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	82.1%	81.81%	81.49%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100%	100%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100%	100%	100.00%
Corporación Aeroportuaria S.A.	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A.	Italy	Euros	Holding company	75%	75%	75.00%
Corporación América S.A. (7)	Argentina	Argentine pesos	Holding company	96.18%	95.8%	95.37%
Corporación América Sudamericana S.A. (7)	Panamá	U.S. dollars	Holding company	95.5%	95.12%	94.69%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100%	100%	100.00%
Inframérica Participaçoes S.A. (1)	Brazil	Brazilian real	Holding company	99.97%	99.97%	99.97%
Yokelet S.L.	Spain	Euros	Holding company	100%	100%	100.00%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2021	2020	2019
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (7)	Argentina	Argentine pesos	Fueling company	93.78%	93.4%	92.98%
Aeropuerto de Bahía Blanca S.A. (7)	Argentina	Argentine pesos	Airports Operation	81.75%	81.43%	81.06%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	81.91%	81.62%	81.29%
Aeropuertos del Neuquén S.A. (7)	Argentina	Argentine pesos	Airports Operation	74.73%	74.44%	74.1%
Armenia International Airports C.J.S.C. (8)	Armenia	Dram	Airports Operation	100%	100%	100%
CAAirports International Services S.A. (formerly Caminos Viales S.A.)	Uruguay	Uruguayan pesos	Service company	100%	100%	100%
Consorcio Aeropuertos Internacionales S.A.	Uruguay	Uruguayan pesos	Airports Operation	100%	100%	100%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	76.95%	76.64%	76.29%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (9)	Brazil	Brazilian real	Airports Operation	50.99%	50.98%	50.98%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”)	Brazil	Brazilian real	Airports Operation	99.98%	99.98%	99.98%
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	40.95%	40.81%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100%	100%	100%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	82.01%	81.72%	81.39%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100%	100%	100%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	57.34%	57.13%	56.91%
Toscana Aeroporti S.p.A. (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	82.12%	81.83%	81.5%

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation was subject to the authorization by the Argentine National Airports Regulator (Organismo Regulador del Sistema Nacional de Aeropuertos, the “ORSNA”) pursuant to section 7.2 of the Argentine Concession Agreement. As of September 22, 2020, the ORSNA approved the aforementioned transaction.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

(6) The Group Toscana Aeroporti S.p.A. has control over the following companies: Jet Fuel Co. S.r.l., Parching Peretola S.r.l., Toscana Aeroporti Engineering S.r.l., Toscana Aeroporti Handling S.r.l. and Toscana Aeroporti Construzioni S.r.l.

(7) On November 24, 2020 and December 16, 2021, Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020 and from 95.80% to 96.18% in 2021.

(8) In December 2020, 100% of the share capital of Armenia International Airports C.J.S.C. was transferred from AIA to CAAP pursuant to a Share Transfer Agreement duly registered in Armenia.

(9) During 2021 CAAP made contributions in Inframérica Participaçoes S.A. increasing indirectly its participation in ICAB from 50.98% in 2020 to 50.99% in 2021.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	Toscana Aeroporti S.p.A.
	December 31,	December 31,
	2021	2020
Non-current assets	274,947	274,620
Current assets	101,116	132,706
Total assets	376,063	407,326
Non-current liabilities	141,898	158,523
Current liabilities	117,933	117,787
Total liabilities	259,831	276,310
Equity	116,232	131,016
Revenue	70,469	58,318
Gross loss	(12,681)	(13,845)
Operating loss	(12,182)	(16,296)
Financial results	(3,061)	(1,530)
Share of income in associates	91	115
Income tax	8,704	3,599
Net loss	(6,448)	(14,112)
Other comprehensive (loss) / income for the year	(8,978)	10,862
Total comprehensive loss for the year	(15,426)	(3,250)

Increase/(Decrease) in cash
Used in operating activities	(13,249)	(45,775)
Used in investing activities	(4,909)	(3,404)
(Used in) / provided by financing activities	(8,522)	117,011

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Terminal Aeroportuaria de
	Guayaquil S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	57,798	64,580
Current assets	43,357	30,209
Total assets	101,155	94,789
Non-current liabilities	20,051	25,451
Current liabilities	35,749	27,544
Total liabilities	55,800	52,995
Equity	45,355	41,794
Revenue	65,155	49,741
Gross profit	20,784	6,988
Operating income / (loss)	9,150	(3,728)
Financial results	(1,413)	(1,514)
Income tax	(971)	(42)
Net income / (loss)	6,766	(5,284)
Other comprehensive loss for the year	(205)	(11)
Total comprehensive income / (loss) for the year	6,561	(5,295)
Dividends paid	(3,000)	-

Increase/(Decrease) in cash
Provided by / (used in) operating activities	21,877	(24,544)
Used in investing activities	(20,076)	(1,861)
(Used in) / provided by financing activities	(10,245)	7,510

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Inframérica Concessionária do
	Aeroporto de Brasília S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	641,422	722,342
Current assets	28,951	25,667
Total assets	670,373	748,009
Non-current liabilities	586,362	798,374
Current liabilities	314,662	94,065
Total liabilities	901,024	892,439
Equity	(230,651)	(144,430)
Revenue	51,706	44,827
Gross profit / (loss)	1,909	(6,046)
Operating income	11,702	13,796
Financial results	(124,815)	(88,051)
Income tax	(9,320)	(46,839)
Net loss	(122,433)	(121,094)
Other comprehensive income for the year	14,898	6,122
Total comprehensive loss for the year	(107,535)	(114,972)

Increase / (decrease) in cash
(Used in) / provided by operating activities	(585)	9,721
Used in investing activities	(459)	(173)
Provided by / (used in) financing activities	457	(12,690)

2 Basis of presentation and accounting policies (Cont.)

B        Group accounting policies (Cont.)

(3)    List of Subsidiaries (Cont.)

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,
	2021	2020
Non-current assets	1,387,949	1,163,738
Current assets	230,607	143,638
Total assets	1,618,556	1,307,376
Non-current liabilities	684,043	509,114
Current liabilities	279,138	268,403
Total liabilities	963,181	777,517
Equity	655,375	529,859
Revenue	362,128	348,904
Gross profit / (loss)	37,846	(23,616)
Operating loss	(6,949)	(57,447)
Financial results	61,322	(84,231)
Income tax	(54,396)	51,493
Net loss	(23)	(90,185)
Other comprehensive income / (loss) for the year	125,333	(19,832)
Total comprehensive income / (loss) for the year	125,310	(110,017)
Dividends paid	-	(578)

Increase / (decrease) in cash
Provided by operating activities	62,937	61,760
Provided by / (used in) investing activities	11,516	(21,926)
Provided by / (used in) financing activities	31,455	(3,325)

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years